As filed with the Securities and Exchange Commission on February 14, 2025

1933 Act Registration No. 033-16905

1940 Act Registration No. 811-05309

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 267	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 267	☒

Nuveen Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Mark J. Czarniecki Vice President and Secretary 901 Marquette Avenue Minneapolis, MN 55402 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

Title of Securities Being Registered: Common Stock.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on February 28, 2025 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 267

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 265, as it relates to Nuveen Small/Mid Cap Growth Opportunities Fund (formerly, Nuveen Mid Cap Growth Opportunities Fund), a series of the Registrant (the “Fund”), until February 28, 2025. Parts A and B of the Registrant’s Post-Effective Amendment No. 265 under the Securities Act of 1933 as it relates to the Fund, filed on December 20, 2024, are incorporated by reference herein.

Part C—Other Information

Signatures

Exhibit Index

Exhibits

PART C—OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Articles of Incorporation is incorporated by reference to post-effective amendment no. 21 filed on May 15, 1995, on Form N-1A for Registrant.

(a)(2)	Articles Supplementary designating new series and new share classes is incorporated by reference to post-effective amendment no. 36 filed on April 15, 1998, on Form N-1A for Registrant.

(a)(3)	Articles Supplementary designating new series and new share classes is incorporated by reference to post-effective amendment no. 53 filed on June 27, 2001, on Form N-1A for Registrant.

(a)(4)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 61 filed on April 30, 2002, on Form N-1A for Registrant.

(a)(5)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 64 filed on October 24, 2002, on Form N-1A for Registrant.

(a)(6)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 66 filed on January 28, 2003, on Form N-1A for Registrant.

(a)(7)	Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares is incorporated by reference to post-effective amendment no. 70 filed on June 30, 2004, on Form N-1A for Registrant.

(a)(8)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 72 filed on September 24, 2004, on Form N-1A for Registrant.

(a)(9)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 84 filed on December 20, 2006, on Form N-1A for Registrant.

(a)(10)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 87 filed on July 31, 2007, on Form N-1A for Registrant.

(a)(11)	Articles Supplementary designating new series is incorporated by reference to post-effective amendment no. 90 filed on December 17, 2007, on Form N-1A for Registrant.

(a)(12)	Articles Supplementary designating new share classes is incorporated by reference to post-effective amendment no. 93 filed on October 28, 2008, on Form N-1A for Registrant.

(a)(13)	Articles of Amendment, dated January 9, 2009, is incorporated by reference to post-effective amendment no. 95 filed on February 27, 2009, on Form N-1A for Registrant.

(a)(14)	Articles of Amendment, dated May 29, 2009, is incorporated by reference to post-effective amendment no. 97 filed on August 28, 2009, on Form N-1A for Registrant.

(a)(15)	Articles Supplementary designating new series and new share classes, filed June 23, 2009, is incorporated by reference to post-effective amendment no. 97 filed on August 28, 2009, on Form N-1A for Registrant.

(a)(16)	Articles Supplementary designating new series and new share class, filed September 17, 2009, is incorporated by reference to post-effective amendment no. 98 filed on September 29, 2009, on Form N-1A for Registrant.

(a)(17)	Articles of Amendment, filed January 22, 2010, is incorporated by reference to post-effective amendment no. 102 filed on February 26, 2010, on Form N-1A for Registrant.

(a)(18)	Articles Supplementary providing for name changes and names of new classes and series, filed October 26, 2010, is incorporated by reference to post-effective amendment no. 105 filed on October 29, 2010, on Form N-1A for Registrant.

(a)(19)	Articles of Amendment providing name change, dated March 23, 2011, is incorporated by reference to post-effective amendment no. 113 filed on June 28, 2011, on Form N-1A for Registrant.

(a)(20)	Articles Supplementary providing names of new class and series, filed July 2011, is incorporated by reference to post-effective amendment no. 118 filed on August 26, 2011, on Form N-1A for Registrant.

(a)(21)	Articles of Amendment regarding reorganization of Nuveen Large Cap Value Fund into Nuveen Dividend Value Fund, dated October 5, 2012, is incorporated by reference to post-effective amendment no. 133 filed on October 29, 2012, on Form N-1A for Registrant.

(a)(22)	Articles Supplementary providing names of new share class, dated November 14, 2012, is incorporated by reference to post-effective amendment no. 137 filed on February 28, 2013, on Form N-1A for Registrant.

(a)(23)	Articles Supplementary providing names of new share class, dated December 11, 2013, is incorporated by reference to post-effective amendment no. 152 filed on December 12, 2013, on Form N-1A for Registrant.

(a)(24)	Articles of Amendment regarding reorganization of Nuveen Mid Cap Select Fund into Nuveen Symphony Mid-Cap Core Fund, dated September 25, 2013, is incorporated by reference to post-effective amendment no. 153 filed on February 10, 2014, on Form N-1A for Registrant.

(a)(25)	Articles of Amendment regarding reorganization of Nuveen International Fund into Nuveen International Select Fund, dated October 18, 2013, is incorporated by reference to post-effective amendment no. 153 filed on February 10, 2014, on Form N-1A for Registrant.

(a)(26)	Articles of Amendment regarding reorganization of Nuveen Quantitative Enhanced Core Equity Fund into Nuveen Symphony Low Volatility Equity Fund, dated October 18, 2013, is incorporated by reference to post-effective amendment no. 153 filed on February 10, 2014, on Form N-1A for Registrant.

(a)(27)	Articles of Amendment regarding reorganization of Nuveen International Select Fund into Nuveen International Growth Fund, dated September 16, 2014, is incorporated by reference to post-effective amendment no. 161 filed on September 26, 2014, on Form N-1A for Registrant.

(a)(28)	Articles Supplementary designating new share classes, dated November 18, 2014, is incorporated by reference to post-effective amendment no. 167 filed on January 20, 2015, on Form N-1A for Registrant.

(a)(29)	Articles Supplementary designating new share classes, dated April 14, 2016, is incorporated by reference to post-effective amendment no. 185 filed on April 29, 2016, on Form N-1A for Registrant.

(a)(30)	Articles Supplementary designating new share classes, dated December 1, 2016, is incorporated by reference to post-effective amendment no. 197 filed on February 28, 2017, on Form N-1A for Registrant.

(a)(31)	Articles Supplementary designating new share classes, dated February 16, 2017, is incorporated by reference to post-effective amendment no. 197 filed on February 28, 2017, on Form N-1A for Registrant.

(a)(32)	Articles of Amendment to Amended and Restated Articles of Incorporation, dated October 11, 2017, is incorporated by reference to post-effective amendment no. 205 filed on October 27, 2017, on Form N-1A for Registrant.

(a)(33)	Articles Supplementary designating new share classes, dated December 14, 2017, is incorporated by reference to post-effective amendment no. 207 filed on December 22, 2017, on Form N-1A for Registrant.

(a)(34)	Articles Supplementary designating new share classes, dated April 10, 2018, is incorporated by reference to post-effective amendment no. 212 filed on April 20, 2018, on Form N-1A for Registrant.

(a)(35)	Articles of Amendment regarding reorganization of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund into TIAA-CREF Bond Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Short-Term Bond Fund, respectively, dated June 13, 2019, is incorporated by reference to post-effective amendment no. 228 filed on July 29, 2019, on Form N-1A for Registrant.

(a)(36)	The Articles of Amendment and Restatement First American Investment Funds, Inc., dated January 25, 1994, is incorporated by reference to post-effective amendment no. 259 filed on September 28, 2023, on Form N-1A for Registrant.

(a)(37)	Articles of Amendment to Amended and Restated Articles of Incorporation of First American Investment Funds, Inc., dated December 1, 1997, is incorporated by reference to post-effective amendment no. 259 filed on September 28, 2023, on Form N-1A for Registrant.

(b)	Bylaws, as amended, is incorporated by reference to post-effective amendment no. 239 filed on July 7, 2020, on Form N-1A for Registrant.

(c)	Not applicable.

(d)(1)	Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated October 1, 2014, is incorporated by reference to post-effective amendment no. 164 filed on October 28, 2014, on Form N-1A for Registrant.

(d)(2)	Amended Schedules A and B of Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated June 30, 2016, is incorporated by reference to post-effective amendment no. 189 filed on June 30, 2016, on Form N-1A for Registrant.

(d)(3)	Renewal and Amendment of Management Agreements between Registrant and Nuveen Fund Advisors, LLC, dated July 24, 2017, is incorporated by reference to post-effective amendment no. 201 filed on July 28, 2017, on Form N-1A for Registrant.

(d)(4)	Continuance of Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated July 30, 2019, is incorporated by reference to post-effective amendment no. 230 filed on September 27, 2019, on Form N-1A for Registrant.

(d)(5)	Continuance and Amendment of Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated May 1, 2024, is incorporated by reference to post-effective amendment no. 263 filed on July 29, 2024, on Form N-1A for Registrant.

(d)(6)	Investment Sub-Advisory Agreement by and between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated October 1, 2014, is incorporated by reference to post-effective amendment no. 164 filed on October 28, 2014, on Form N-1A for Registrant.

(d)(7)	Amended Schedule A of Investment Sub-Advisory Agreement by and between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated December 22, 2014, is incorporated by reference to post-effective amendment no. 175 filed on August 28, 2015, on Form N-1A for Registrant.

(d)(8)	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated April 30, 2024, is incorporated by reference to post-effective amendment no. 263 filed on July 29, 2024, on Form N-1A for Registrant.

(e)(1)	Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated January 1, 2011, is incorporated by reference to post-effective amendment no. 109 filed on February 28, 2011, on Form N-1A for Registrant.

(e)(2)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated May 1, 2024, is incorporated by reference to post-effective amendment no. 263 filed on July 29, 2024, on Form N-1A for Registrant.

(f)	Nuveen/TIAA-CREF Funds Board Voluntary Deferred Compensation Plan for Independent Directors and Trustees effective January 1, 2024, is incorporated by reference to post-effective amendment no. 261 filed on February 28, 2024, on Form N-1A for Registrant.

(g)(1)	Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated July 15, 2015, is incorporated by reference to post-effective amendment no. 241 filed on July 29, 2020, on Form N-1A for Registrant.

(g)(2)	Amendment and Appendix A to the Amended and Restated Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated July 31, 2020, is incorporated by reference to post-effective amendment no. 243 filed on September 28, 2020, on Form N-1A for Registrant.

(g)(3)	Amendment and Appendix A to the Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated September 8, 2022, is incorporated by reference to post-effective amendment no. 255 filed on December 29, 2022, on Form N-1A for Registrant.

(g)(4)	Amendment to the Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated December 11, 2024, is incorporated by reference to post-effective amendment no. 265 filed on December 20, 2024, on Form N-1A for Registrant.

(h)(1)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., n/k/a DST Asset Manager Solutions, Inc., dated May 11, 2012, is incorporated by reference to post-effective amendment no. 129 filed on August 28, 2012, on Form N-1A for Registrant.

(h)(2)	Amendment to Transfer Agency and Service Agreement, dated May 1, 2017, is incorporated by reference to post-effective amendment no. 201 filed on July 28, 2017, on Form N-1A for Registrant.

(h)(3)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of May 10, 2020, is incorporated by reference to post-effective amendment no. 239 filed on July 7, 2020, on Form N-1A for Registrant.

(h)(4)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of September 15, 2022, is incorporated by reference to post-effective amendment no. 255 filed on December 29, 2022, on Form N-1A for Registrant.

(h)(5)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of March 1, 2024, is incorporated by reference to post-effective amendment no. 262 filed on April 29, 2024, on Form N-1A for Registrant.

(h)(6)	Securities Lending Authorization Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated August 12, 2020, is incorporated by reference to post-effective amendment no. 244 filed on October 28, 2020, on Form N-1A for Registrant.

(h)(7)	Funds of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds, dated January 19, 2022, is incorporated by reference to post-effective amendment no. 250 filed on February 28, 2022, on Form N-1A for Registrant.

(h)(8)	Amendment Number 1 to Rule 12d1-4 Funds of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds, dated January 19, 2023, is incorporated by reference to post-effective amendment no. 256 filed on February 28, 2023, on Form N-1A for Registrant.

(h)(9)	Rule 12d1-4 Investment Agreement between Registrant and VanEck ETF Trust, dated January 19, 2022, is incorporated by reference to post-effective amendment no. 250 filed on February 28, 2022, on Form N-1A for Registrant.

(h)(10)	Rule 12d1-4 Investment Agreement between Registrant, Thrivent Mutual Funds and Thrivent Series Fund, Inc., dated January 19, 2022, is incorporated by reference to post-effective amendment no. 250 filed on February 28, 2022, on Form N-1A for Registrant.

(h)(11)	Rule 12d1-4 Investment Agreement between Registrant and MainStay Funds Trust, dated January 19, 2022, is incorporated by reference to post-effective amendment no. 250 filed on February 28, 2022, on Form N-1A for Registrant.

(h)(12)	Rule 12d1-4 Investment Agreement between Registrant and Litman Gregory Funds Trust, dated January 21, 2022, is incorporated by reference to post-effective amendment no. 250 filed on February 28, 2022, on Form N-1A for Registrant.

(h)(13)	Rule 12d1-4 Investment Agreement between Registrant and The Lazard Funds, Inc., dated May 26, 2023, is incorporated by reference to post-effective amendment no. 258 filed on July 28, 2023, on Form N-1A for Registrant.

(h)(14)	Amendment to Rule 12d1-4 Funds of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds, dated July 12, 2024, is incorporated by reference to post-effective amendment no. 263 filed on July 29, 2024, on Form N-1A for Registrant.

(i)	Not applicable.

(j)	Consent of Independent Registered Public Accounting Firm, will be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Plan of Distribution and Service Pursuant to Rule 12b-1, effective January 26, 2017, as amended August 3, 2022, is incorporated by reference to post-effective amendment no. 262 filed on April 29, 2024, on Form N-1A for Registrant.

(n)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended January 26, 2017, is incorporated by reference to post-effective amendment no. 201 filed on July 28, 2017, on Form N-1A for Registrant.

(o)	Reserved.

(p)(1)	Code of Ethics, as amended January 1, 2024, is incorporated by reference to post-effective amendment no. 261 filed on February 28, 2024, on Form N-1A for Registrant.

(p)(2)	Code of Ethics for the Independent Trustees of the Nuveen Funds, TIAA-CREF Funds and TIAA-CREF Life Funds, dated January 1, 2024, is incorporated by reference to post-effective amendment no. 261 filed on February 28, 2024, on Form N-1A for Registrant.

(q)	Original Powers of Attorney of Messrs. Boateng, Forrester, Kenny, Moschner, Nelson, Starr, Thornton, Toth, Young, Mss. Lancellotta, Medero and Wolff, dated January 1, 2024, is incorporated by reference to post-effective amendment no. 261 filed on February 28, 2024, on Form N-1A for Registrant.

Item 29. Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30. Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys’ and accountants’ fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the “1940 Act”). The Registrant’s Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director’s or officer’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

The directors and officers of the Registrant are covered by joint errors and omissions insurance policies against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, subject to such policies’ coverage limits, exclusions and retention.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) (formerly known as Nuveen Fund Advisors, Inc. and Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Oluseun Salami, Executive Vice President and Chief Financial Officer	Senior Vice President (since 2020) NIS/R&T, Inc.; Senior Vice President and Chief Financial Officer (since 2020), Nuveen Alternative Advisors LLC; Executive Vice President (since 2024) and Chief Financial Officer (since 2020), formerly, Senior Vice President (2020-2024), TIAA-CREF Asset Management LLC; formerly, Senior Vice President and Chief Financial Officer (2020-2023), Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Executive Vice President (since 2022),

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
formerly, Senior Vice President (2020-2022), and Chief Financial Officer (since 2020), Nuveen, LLC; Executive Vice President and Chief Financial Officer (since 2022), Nuveen Investments, Inc.; Executive Vice President (since 2021), formerly, Senior Vice President, Chief Financial Officer (2018-2021), Business Finance and Planning (2020) Chief Accounting Officer (2019-2020), Corporate Controller (2018-2020), Teachers Insurance and Annuity Association of America; formerly, Senior Vice President, Corporate Controller, College Retirement Equities Fund, TIAA Board of Overseers, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds (2018-2020).

Erik Mogavero, Managing Director and Chief Compliance Officer	Formerly employed by Deutsche Bank (2013-2017) as Managing Director, Head of Asset Management and Wealth Management Compliance for the Americas region and Chief Compliance Officer of Deutsche Investment Management Americas.

Megan Sendlak, Managing Director and Controller	Managing Director and Controller (since 2020) of Nuveen Alternatives Advisors LLC, Nuveen Asset Management, LLC, Nuveen Investments, Inc., Teachers Advisors, LLC, and TIAA-CREF Investment Management, LLC; Managing Director (since 2019) and Controller (since 2020), formerly, Assistant Controller (2019-2020), of Nuveen Securities, LLC; Managing Director and Controller (since 2020), formerly, Vice President and Corporate Accounting Director (2018-2020) of Nuveen, LLC; Managing Director and Controller (since 2021), formerly Vice President and Assistant Controller (2019-2021), of NIS/R&T, INC.; formerly, Vice President and Controller of NWQ Investment Management Company, LLC and Santa Barbara Asset Management, LLC (2020-2021); Vice President and Controller of Winslow Capital Management, LLC (since 2020).

(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) acts as sub-investment adviser to Nuveen Small/Mid Cap Growth Opportunities Fund and also serves as sub-investment adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Asset Management who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Asset Management appears below:

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
William T. Huffman	President	Chief Executive Officer and President (since 2024), formerly, Executive Vice President (2020-2024) of Nuveen, LLC; formerly, Executive Vice President (2020-2023) of Nuveen Securities, LLC; President, Nuveen Investments, Inc. (since 2020), Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (since 2019); Senior Managing Director (since 2019) of Nuveen Alternative Advisors LLC; Senior Managing Director (since 2022) and Chairman (since 2019) of Churchill Asset Management LLC.

Stuart J. Cohen	Managing Director, Head of Legal and Assistant Secretary	Managing Director and Assistant Secretary (since 2002) of Nuveen Securities, LLC; Managing Director (since 2007) and Assistant Secretary (since 2003) of Nuveen Fund Advisors, LLC; Managing Director, Associate General Counsel and Assistant Secretary (since 2023) of Nuveen Alternative Investments, LLC and (since 2019) of Teachers Advisors, LLC; Managing Director, Assistant Secretary (since 2019) and Associate General Counsel (since 2023), formerly, General Counsel (2019-2023), of TIAA-CREF Investment Management, LLC; Vice President and Assistant Secretary (since 2008) of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and Assistant Secretary (2003-2021) of NWQ Investment Management Company, LLC; formerly Vice President (2007-2021) and Assistant Secretary (2006-2021) of Santa Barbara Asset Management, LLC.

Travis M. Pauley	Managing Director and Chief Compliance Officer	Regional Head of Compliance and Regulatory Legal (2013-2020) of AXA Investment Managers.

Megan Sendlak	Managing Director and Controller	Managing Director and Controller (since 2020) of Nuveen Alternatives Advisors LLC, Nuveen Investments, Inc., Nuveen Fund Advisors, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director (since 2019) and Controller (since 2020), formerly, Assistant Controller (2019-2020), of Nuveen Securities, LLC; Managing Director and Controller (since 2020), formerly, Vice President and Corporate Accounting Director (2018-2020) of Nuveen, LLC; Managing Director and Controller (since 2021), formerly Vice President and Assistant Controller (2019-2021), of NIS/R&T, INC.; formerly, Vice President and Controller of NWQ Investment Management Company, LLC and Santa Barbara Asset Management, LLC (2020-2021); Vice President and Controller of Winslow Capital Management, LLC (since 2020).

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, NuShares ETF Trust, TIAA-CREF Life Funds, TIAA-CREF Funds and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Assistant Secretary	Vice President and Assistant Secretary

Lucas A. Satre 333 West Wacker Drive Chicago, IL 60606	Managing Director, Secretary and General Counsel	None

Mark J. Czarniecki 901 Marquette Avenue Minneapolis, MN 55402	Managing Director and Assistant Secretary	Vice President and Secretary

(c) Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Certificate of Incorporation, By-Laws, minutes of director and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

DST Asset Manager Solutions, Inc., P.O. Box 219140, Kansas City, Missouri 64121-9140, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 14th of February, 2025.

NUVEEN INVESTMENT FUNDS, INC.

By:	/s/ MARK J. CZARNIECKI
Mark J. Czarniecki
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ MARC CARDELLA MARC CARDELLA	Vice President and Controller (principal financial and accounting officer)			February 14, 2025

/S/ JORDAN M. FARRIS JORDAN M. FARRIS	Chief Administrative Officer (principal executive officer)			February 14, 2025

ROBERT L. YOUNG*	Chair of the Board and Director	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ MARK J. CZARNIECKI MARK J. CZARNIECKI Attorney-in-Fact February 14, 2025
JOSEPH A. BOATENG*	Director
MICHAEL A. FORRESTER*	Director
THOMAS J. KENNY*	Director
AMY B.R. LANCELLOTTA*	Director
JOANNE T. MEDERO*	Director
ALBIN F.MOSCHNER*	Director
JOHN K. NELSON*	Director
LOREN M. STARR*	Director
MATTHEW THORNTON III*	Director
TERENCE J. TOTH *	Director
MARGARET L. WOLFF*	Director

*

An original power of attorney dated January 1, 2024, authorizing, among others, Mark  J. Czarniecki to execute this registration statement, and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.